Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard New Jersey Tax-Free Funds
Entity Central Index Key	0000821404
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000007964
Shareholder Report [Line Items]
Fund Name	New Jersey Long-Term Tax-Exempt Fund
Class Name	Investor Shares
Trading Symbol	VNJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[1]
AssetsNet	$ 2,583,000,000
Holdings Count | Holding	926
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$2,583
Number of Portfolio Holdings	926
Portfolio Turnover Rate	15%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	6.5%
1 to 3 Years	3.8%
3 to 5 Years	3.3%
5 to 10 Years	12.5%
10 to 20 Years	37.1%
20 to 30 Years	31.5%
Greater than 30 Years	5.1%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007965
Shareholder Report [Line Items]
Fund Name	New Jersey Long-Term Tax-Exempt Fund
Class Name	Admiral™ Shares
Trading Symbol	VNJUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[2]
AssetsNet	$ 2,583,000,000
Holdings Count | Holding	926
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$2,583
Number of Portfolio Holdings	926
Portfolio Turnover Rate	15%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	6.5%
1 to 3 Years	3.8%
3 to 5 Years	3.3%
5 to 10 Years	12.5%
10 to 20 Years	37.1%
20 to 30 Years	31.5%
Greater than 30 Years	5.1%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.